Cover	Feb. 24, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2025
Entity File Number	001-37503
Entity Registrant Name	B. Riley FinanCIAl, Inc.
Entity Central Index Key	0001464790
Entity Tax Identification Number	27-0223495
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	966-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RILY
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/1000th interest in a 6.875% Series A Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a 6.875% Series A Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Trading Symbol	RILYP
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/1000th fractional interest in a 7.375% share of Series B Cumulative Perpetual Preferred Stock
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th fractional interest in a 7.375% share of Series B Cumulative Perpetual Preferred Stock
Trading Symbol	RILYL
Security Exchange Name	NASDAQ
6.375% Senior Notes due 2025
Title of 12(b) Security	6.375% Senior Notes due 2025
Trading Symbol	RILYM
Security Exchange Name	NASDAQ
5.00% Senior Notes due 2026
Title of 12(b) Security	5.00% Senior Notes due 2026
Trading Symbol	RILYG
Security Exchange Name	NASDAQ
5.50% Senior Notes due 2026
Title of 12(b) Security	5.50% Senior Notes due 2026
Trading Symbol	RILYK
Security Exchange Name	NASDAQ
6.50% Senior Notes due 2026
Title of 12(b) Security	6.50% Senior Notes due 2026
Trading Symbol	RILYN
Security Exchange Name	NASDAQ
5.25% Senior Notes due 2028
Title of 12(b) Security	5.25% Senior Notes due 2028
Trading Symbol	RILYZ
Security Exchange Name	NASDAQ
6.00% Senior Notes due 2028
Title of 12(b) Security	6.00% Senior Notes due 2028
Trading Symbol	RILYT
Security Exchange Name	NASDAQ